SCHEDULE OF FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
IfrsStatementLineItems [Line Items]
Total financial assets at FVTPL	$ 620	¥ 100,820
Investment A [member]
IfrsStatementLineItems [Line Items]
Total financial assets at FVTPL	84	13,700
Investment B [member]
IfrsStatementLineItems [Line Items]
Total financial assets at FVTPL	$ 536	¥ 87,120